SEGMENT REPORTING (Tables)	6 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SUMMARY INFORMATION BY SEGMENT

The following tables present summary information by segment for the six months ended March 31, 2024 and 2023, respectively:

	For the Six Months ended March 31, 2024
	Cash rebate and payment solution and media booking	Advertising services	Software licensing	Production income	Promotional campaign services	Total
Revenue	$279,816	$1,053,613	$2,079,113	$652,745	$383,234	$4,448,521
Operating expenses	2,007,905	4,169,209	7,229,567	2,484,722	1,473,085	17,364,488
Loss from operations	(1,728,089)	(3,115,596)	(5,150,454)	(1,831,977)	(1,089,851)	(12,915,967)
Income tax expense (benefit)	1,061,021	(8,093)	(197,698)	(27,760)	(16,747)	810,723
Net income	(2,753,789)	(3,111,317)	(4,641,489)	(1,822,309)	(1,074,833)	(13,403,737)
Capital expenditure	19,368	4,366	-	1,704	3,096	28,534
Total assets	$10,557,106	$13,397,343	$119,134,741	$4,070,392	$2,980,568	$150,140,150

	For the Six Months Ended March 31, 2023
	Cash rebate and payment services	Digital advertising services	Software licensing	Total
Revenue	$14,924	$2,220,794	$1,740,472	$3,976,190
Operating costs	626,594	874,384	495,914	1,996,892
Income (loss) from operations	(611,670)	1,346,409	1,244,558	1,979,298
Income tax expense	297,750	329,971	-	627,721
Net income (loss)	(909,420)	1,024,023	1,248,672	1,364,497
Capital expenditure	$11,598	$1,585	$17,864,000	$17,877,183
Total assets	$4,709,871	$7,468,304	$27,557,561	$39,735,736